RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of related parties [abstract]
Schedule of balances with related parties

Balances as of the year ended December 31, 2022 and 2021, with related parties, are detailed in the following tables:

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2022	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Cash and equivalents	Ps.	-	Ps.	-	Ps.	-	Ps.	292	Ps.	-
Investments		-		-		1,798,710		3,047,516		-
Financial assets in credit operations		18,375		8,822		553,830	(**)	3,228,184		161,569
Accounts receivable		35		19		14,288		2,154,112		6
Other assets		-		-		7,941		28,290		3,028

Liabilities
Deposits	Ps.	260,079	Ps.	29,704	Ps.	176,414	Ps.	1,099,251	Ps.	14,351
Accounts payable		292		214		19,983		153,676		5,033
Financial obligations		13		74		-		20,279		-
Other liabilities		-		-		7,032		114		-

(*) Include family members

(**) Includes two loans for Ps. 1,303,971 at 36 months with SOFR rate 3M + 3.5% and Ps. 201,954 at 24 months with IBR rate 3M + 4.5% , granted to an entity controlled by the ultimate beneficial owner of the Group (See note 1.1 B)

	Individuals				Entities
									Entities
	Individuals								with
	with						Entities		significant
	control		Key		Associates		controlled		influence
	over Grupo		management		and joint		by		by
December 31, 2021	Aval (*)		personnel (*)		ventures		individuals		individuals

Assets
Investments	Ps.	—	Ps.	—	Ps.	1,489,672	Ps.	—	Ps.	—
Financial assets in credit operations		10,839		8,592		541,293		1,551,342		187,466
Accounts receivable		58		8		20,761		351,582		2
Other assets		—		—		8,974		4,526		—

Liabilities
Deposits	Ps.	191,333	Ps.	29,704	Ps.	110,142	Ps.	1,910,253	Ps.	12,914
Accounts payable		583		375		15,685		771,804		10
Financial obligations		2		12		—		—		—
Other liabilities		—		—		2,492		1,234		—

(*) Include family members

Schedule of transactions between related parties

	Individuals					Entities
	Individuals with									Entities with
	control			Key		Associates		Entities		significant
	over Grupo			management		and joint		controlled by		influence by
December 31, 2022	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	501	Ps.	578	Ps.	45,585	Ps.	342,962	Ps.	20,418
Fee income and commissions		3		69		29,161		169,629		6
Leases		—		—		1,499		—		—
Other income		5		6		510,803		28,818		36

Expenses
Financial expenses	Ps.	(2,458)	Ps.	(2,253)	Ps.	(13,370)	Ps.	(119,330)	Ps.	(211)
Fee expenses and commissions		(4)		(2,153)		(59,554)		(5,028)		(400)
Operating expenses		(905)		(11,277)		(502)		(3,181)		—
Other expenses		(8)		(3,190)		(213,080)		(98,920)		(35)

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2021	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	294	Ps.	439	Ps.	18,333	Ps.	60,964	Ps.	11,224
Fee income and commissions		4		51		30,417		120,642		6
Leases		—		—		1,459		81		—
Other income		7		14		340,583		15,867		20

Expenses
Financial expenses	Ps.	(857)	Ps.	(391)	Ps.	(1,034)	Ps.	(31,879)	Ps.	(127)
Fee expenses and commissions		(4)		(1,862)		(39,278)		(1,466)		(338)
Operating expenses		(308)		(9,829)		(327)		(2,648)		—
Other expenses		(3)		(2,868)		(84,328)		(49,364)		—

(*) Include family members

	Individuals					Entities
										Entities
										with
	Individuals with							Entities		significant
	control			Key		Associates		controlled		influence
	over Grupo			management		and joint		by		by
December 31, 2020	Aval (*)			personnel (*)		ventures		individuals		individuals

Income
Interest income	Ps.	61	Ps.	463	Ps.	25,898	Ps.	85,308	Ps.	8,425
Fee income and commissions		7		48		26,185		100,424		6
Leases		—		—		1,219		95		—
Other income		6		8		273,113		6,720		10

Expenses
Financial expenses	Ps.	(882)	Ps.	(620)	Ps.	(1,062)	Ps.	(22,619)	Ps.	(52)
Fee expenses and commissions		(4)		(1,832)		(23,527)		(1,829)		(305)
Operating expenses		—		(9,743)		(754)		(3,539)		—
Other expenses		6		(1,834)		(60,029)		(68,522)		—

(*) Include family members

Schedule of key management personnel

The compensation received by the key personnel of the management comprises the following:

	Year ended as of
	December 31,		December 31,		December 31,
Items	2022		2021		2020
Salaries	Ps.	34,852	Ps.	34,250	Ps.	34,274
Short term benefits for employees		17,686		14,761		14,257
Long term benefits for employees		—		425		587
Fee		1,917		1,871		1,239
Total	Ps.	54,455	Ps.	51,307	Ps.	50,357